Commitments And Contingencies (Lease Cost) (Details) - USD ($)		6 Months Ended
		Jun. 30, 2019	Jun. 30, 2018
Commitments and Contingencies Disclosure [Abstract]
Operating lease costs	[1]	$ 26,254
Cash paid for amounts included in the measurement of lease liabilities		26,254
Amortization of right-of-use asset		$ 20,289
Weighted-average remaining lease term		2 years 5 months 1 day
Weighted-average discount rate		12.00%

[1]	Includes right-of-use asset amortization of $20,289.